Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant
Acc
ounting Policies
Basis of Presentation
The consolidated financial statements have been prepared in conformity with acco unt
ing principles generally accepted in the United States of America (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the ASC and Accounting Standards Update (ASU) of the FASB.
Principles of Consolidation
The accompanying consolidated financial statements include those of the Company and its wholly-owned
subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could materially differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these consolidated financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the valuation of common stock awards, the valuation of convertible notes, the accruals of research and development expenses, the identification of material rights and estimation of standalone selling price for the identified performance obligations in the collaboration agreement and the inputs and assumptions to the over-time recognition of revenue under the collaboration agreement. Estimates are periodically reviewed considering changes in circumstances, facts and historical experience. Actual results may differ from the Company’s estimates.
Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision maker is the chief executive officer (CEO). The Company and the CEO view the Company’s operations and manage its business as one operating segment. All material long-lived assets of the Company reside in the United States.
Foreign Currency Transactions
The Company’s functional currency is the United States dollar. Foreign currency transaction gains and losses are recorded in the statement of operations and comprehensive loss.
Concentrations of Credit Risk and Significant Suppliers
Financial instruments that potentially expose the Company to credit risk primarily consist of cash, cash equivalents, restricted cash and restricted cash equivalents. The Company maintains its cash, cash equivalents, restricted cash and restricted cash equivalents balances with accredited financial institutions and, consequently, the Company does not believe it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
The
Company’s cash management limits investment to investment-grade securities with the objective to preserve capital and to maintain liquidity until the funds can be used in business operations. The Company maintains its cash in bank deposit accounts that are Federal Deposit Insurance Corporation (FDIC) insured up to $250,000. At times, the Company’s bank accounts may exceed the federal insurance limit.
The Company is dependent on contract development and manufacturing organizations (CDMOs) to supply products for research and development activities in its programs. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply it with its requirements for the active pharmaceutical ingredients, other raw materials and formulated drugs related to these programs. These programs could be adversely affected by a significant interruption in the supply of active pharmaceutical ingredients, other raw materials and formulated drugs. The Company is also dependent on contract research organization (CROs) which provide services related to the research and development activities in its programs.
Off-Balance
Sheet Risk
As of December 31, 2023 and 2022, the Company had no
off-balance-sheet
risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.
Fair Value Measurements
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
Level 1 –
Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
Level 3 –
Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets. Major additions and betterments are capitalized; maintenance and repairs, which do not improve or extend the life of the respective assets, are charged to operations as incurred. Upon retirement or sale, the cost and related accumulated depreciation
of assets disposed of are removed from the accounts and any resulting gain or loss is included in loss from operations.

Estimated Useful Life (Years)
Lab equipment	5
Furniture and fixtures	3
Computer equipment	3
Leasehold improvements	Shorter of useful life or term of associated lease

Leases
The Company evaluates whether an arrangement is or contains a lease at contract inception. If a contract is or contains a lease, lease classification is determined at lease commencement, which represents the date at which the underlying asset is made available for use by the Company. The Company’s lease terms are generally measured at the respective lease’s noncancelable term and exclude any optional extension terms as the Company is not reasonably certain to exercise such options. The Company elected the short-term lease exemption and therefore does not recognize lease liabilities and right of use assets for lease arrangements with the original lease terms of twelve months or less.
Lease liabilities represent the Company’s obligation to make lease payments under a lease arrangement. Lease liabilities are measured as the present value of fixed lease payments, discounted using an incremental borrowing rate, as interest rates implicit in the Company’s lease arrangements are generally not readily determinable. The Company elected the practical expedient to not separate lease and non-lease
components for its real estate leases and therefore both are considered when determining the lease payments in a lease arrangement. Variable lease costs are expensed as incurred.
The incremental borrowing rate represents the interest rate at which the Company could borrow a fully collateralized amount equal to the lease payments, over a similar term, in a similar economic environment. The Company determines the incremental borrowing rate at lease commencement, generally using a synthetic credit rating based on the Company’s financial position and negative cash flows, factoring in adjustments for additional risks based on the Company’s economic condition, a survey of comparable companies with similar credit and financial profiles, as well as additional market risks, as may be applicable.
Right-of-use
assets represent the Company’s right to use an underlying asset over its lease term.
Right-of-use
assets are initially measured as the associated lease liability, adjusted for prepaid rent and tenant incentives. The Company remeasures right-of-use
assets and lease liabilities when a lease is modified, and the modification is not accounted for as a separate contract. A modification is accounted for as a separate contract if the modification grants the Company an additional right of use not included in the original lease agreement and the increase in lease payments is commensurate with the additional right of use. The Company assesses its right-of-use
assets for impairment consistent with its policy for impairment of long-lived assets held and used in operations.
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
The Company considers all highly liquid investments that are readily convertible into cash with maturities of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash in bank deposits accounts that are FDIC insured up the $250,000. At times, the Company’s bank accounts may exceed the federal insurance limits. Cash equivalents are comprised of money market accounts invested in U.S. Treasury securities.
Restricted cash and restricted cash equivalents are comprised of deposits held by financial institutions as collateral for the company’s venture debt and used to collateralize letters of credit related to the Company’s lease arrangements.
The
C
ompany includes the restricted cash and restricted cash equivalents balance together with its cash and cash equivalents when reconciling beginning-of-period
and
end-of-period
total amounts shown on the consolidated statements of cash flows.

Cash, cash equivalents, restricted cash and restricted cash equivalents consisted of the following (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$25,617	$43,893
Restricted cash and cash equivalents	5,647	5,647

Total cash, cash equivalents, restricted cash and restricted cash equivalents	$31,264	$49,540

Impairment of Long-Lived Assets
The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may be impaired, and assesses their recoverability based upon estimated future undiscounted future cash flows expected to be generated by the long-lived assets. If the estimated aggregate undiscounted cash flows are less than the carrying amount of the long-lived assets, an impairment charge, calculated as the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets, is recorded. The estimated fair value of the long-lived assets is determined based on the estimated discounted cash flows expected to be generated from the long-lived assets.
Convertible notes
During 2022, the Company recognized a liability as a result of the issuance of convertible promissory notes (the Convertible Notes). The Company accounts for all Convertible Notes issued under the fair value option election of ASC 825,
Financial Instruments
(ASC 825). The financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is recognized within other income (expense) in the accompanying consolidated statements of operations and the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk is recognized as a component of other comprehensive loss, if any.
Debt and Warrant Issuance Costs
The carrying value of the Company’s venture debt was recorded net of issuance costs and discount relating to the issuance of warrants. The amounts are amortized over the term of the debt using the effective interest method and recognized as interest expense.
Convertible Preferred Stock
The Company records all convertible preferred stock upon issuance at its respective fair value or original issuance price less issuance costs, as stipulated by its terms. The Company classifies its convertible preferred stock outside of stockholders’ deficit as the redemption of such shares is outside the Company’s control in certain circumstances, including upon liquidation or sale, as holders of the convertible preferred shares could cause redemption of the shares in these situations. The Company does not adjust the carrying value of the convertible preferred stock to redemption value until the contingent events that could give rise to redemption are considered probable of occurring.
Revenue Recognition
Under ASC Topic 606,
Revenue from Contracts with Customers
(Topic 606), an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.
Once a contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations.
Arrangements that include rights to additional goods or services that are exercisable at a customer’s discretion are generally considered options. The Company assesses if these options provide a material right to the customer and if so, they are considered performance obligations. The identification of material rights requires judgments related to the determination of the value of the underlying good or service relative to the option exercise price. The exercise of a material right is accounted for as a contract modification for accounting purposes.
The Company assesses whether each promised good or service is distinct for the purpose of identifying the performance obligations in the contract. This assessment involves subjective determinations and requires management to make judgments about the individual promised goods or services and whether such are separable from the other aspects of the contractual relationship. Promised goods and services are considered distinct provided that: (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (that is, the good or service is capable of being distinct) and (ii) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (that is, the promise to transfer the good or service is distinct within the context of the contract). In assessing whether a promised good or service is distinct, the Company considers factors such as the license terms, the research, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. The Company also considers the intended benefit of the contract in assessing whether a promised good or service is separately identifiable from other promises in the contract. If a promised good or service is not distinct, an entity is required to combine that good or service with other promised goods or services until it identifies a bundle of goods or services that is distinct.
The transaction price is determined and allocated to the identified performance obligations in proportion to their stand-alone selling prices (SSP) on a relative SSP basis. SSP is determined at contract inception and is not updated to reflect changes between contract inception and when the performance obligations are satisfied. Determining the SSP for performance obligations requires significant judgment. In developing the SSP for a performance obligation, the Company considers applicable market conditions and relevant entity-specific factors, including factors that were contemplated in negotiating the agreement with the customer and estimated costs. The Company validates the SSP for performance obligations by evaluating whether changes in the key assumptions used to determine the SSP will have a significant effect on the allocation of arrangement consideration between multiple performance obligations.
If the consideration promised in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to a customer. The Company determines the amount of variable consideration by using the expected value method or the most likely amount method. The amount of variable consideration included in the transaction price is constrained to the amount for which it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty related to the variable consideration is resolved. At the end of each subsequent reporting period, the Company re-evaluates
the estimated variable consideration included in the transaction price and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis in the period of
adjustment.
If an arrangement includes development and regulatory milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s control or the licensee’s control, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received.
For arrangements with licenses of intellectual property that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes royalty revenue and sales-based milestones at the later of (i) when the related sales occur, or (ii) when the performance obligation to which the royalty has been allocated has been satisfied.
In determining the transaction price, the Company adjusts consideration for the effects of the time value of money if the timing of payments provides the Company with a significant benefit of financing. The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the licensees and the transfer of the promised goods or services to the licensees will be one year or less.
The Company recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) each performance obligation is satisfied, either at a point in time or over time, and if over time recognition is based on the use of an output or input method.
Collaboration Arrangement
The Company analyzes first its collaboration arrangement to assess whether it is within the scope of FASB ASC Topic 808, Collaborative Arrangements (ASC 808) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards that are dependent on the commercial success of such activities. To the extent the arrangement is within the scope of ASC 808, the Company assesses whether aspects of the arrangement between the Company and its collaboration partner are within the scope of other accounting literature, including ASC 606. If it is concluded that some or all aspects of the arrangement represent a transaction with a customer, the Company will account for those aspects of the arrangement within the scope of ASC 606. ASC 808 provides guidance for the presentation and disclosure of transactions in collaborative arrangements, but it does not provide recognition or measurement guidance.
Therefore, if the Company concludes a counterparty to a transaction is not a customer or otherwise not within the scope of ASC 606, the Company considers the guidance in other accounting literature, including the guidance in ASC 606, as applicable or by analogy to account for such transaction. The classification of transactions under the Company’s arrangements is determined based on the nature and contractual terms of the arrangement along with the nature of the operations of the participants.
Research and Development Expenses
Research and development costs are expensed as incurred. Research and Development expenses are comprised of costs incurred in performing research and development activities, including salaries, stock-based compensation and benefits, costs for clinical research organizations and other outsourced activities; laboratory supplies; technology licenses, software and other information technology support; facilities and depreciation.
Upfront payments and milestone payments made for the licensing of technology are expensed as research and development expenses in the period in which they are incurred. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed.
The Company has entered into various research and development related contracts with external parties. The payments under these agreements are recorded as research and development expenses as the underlying services are performed or the goods are received. The Company records accrued liabilities for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the research activities, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued and prepaid balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.
Research and Development Tax Incentive
The Company is eligible under the AusIndustry Research and Tax Development Tax Incentive Program to obtain a cash amount from the Australian Taxation Office (ATO). The tax incentive is available to the Company on the basis of specific criteria with which the Company must comply related to research and development expenditures in Australia. The Company adopted on January 1, 2022, ASU
No. 2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance
. The Company applied a grant accounting model by analogy to IAS 20. The Company recognizes the Research and Development Tax Incentive (grant) as it incurs costs eligible for reimbursement under the AusIndustry Research and Tax Development Tax Incentive Program when it is reasonably assured that the grant funding will be received, as evidenced through enrollment in the program and when the applicable conditions under the program have been met. During the years ended December 31, 2023 and 2022, respectively, the Company recorded zero million and $0.4 million of research and development tax incentives as contra-research and development expense over the periods in which the Company recognized the eligible research and development activities taking place in Australia.
Patent Costs
The Company expenses all costs as incurred in connection with patent applications, including direct application fees, and the legal and consulting expenses related to making such applications, and such costs are included in general and administrative expenses within the Company’s statement of operations.
Stock-Based Compensation
The Company accounts for stock-based awards in accordance with ASC Topic 718,
Compensation – Stock Compensation
(ASC 718). ASC 718 requires all stock-based awards issued to employees and members of the Company’s board of directors for their services to be recognized as expense in the statements of operations based on their grant date fair values. The Company uses the value of its common stock to determine the fair value of its stock-based awards. For stock options and time-based restricted stock awards, the Company expenses the fair value of the awards on a straight-line basis over each award’s service period, which is generally the period in which the related services are received. For performance-based stock awards, the Company uses the accelerated attribution method to expense the awards over the implicit service period based on the probability of achieving the performance conditions. The Company accounts for stock-based awards to non-employees consistently with the accounting for awards to employees and measures stock-based awards granted to non-employees based on their grant date fair value and recognizes the resulting value as stock-based compensation expense during the period the related services are rendered. The Company has not issued any stock-based awards with market-based vesting conditions. The Company accounts for forfeitures as they occur.
The Company’s equity incentive plan allows for the issuance of restricted stock awards to employees and non-employee
consultants that may be subject to vesting. The unvested shares of any restricted stock awards are held in escrow as the stock award vests or until award holder termination, whichever occurs first. In the event of a sale of the Company, the Company has the obligation to repurchase at cost, the portion of unvested stock awards from the award holder. For all unvested stock awards, a liability is established related to the Company’s obligation for unvested awards at cost.

Determination of Fair Value of Common Stock on Grant Dates
The fair value of each restricted common stock award is estimated on the date of grant based on the fair value of the Company’s common stock on that same date. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, which requires inputs based on certain subjective assumptions, including the fair value of the Company’s common stock, expected stock price volatility, the expected term of the award, the risk-free interest rate, and expected dividends (see Note 11). The Company has been a private company and lacks company-specific historical and implied volatility information for its stock. Therefore, it estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies. The expected term of options was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The expected term of options granted to non-employees
is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.
Due to the absence of an active market for the Company’s common stock, the Company and the board of directors were required to determine the fair value of the Company’s common stock at the time of each grant of a stock-based award. The Company estimated the fair value of its common stock utilizing methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid,
Valuation of Privately-Held Company Equity Securities Issued as Compensation
. In determining the exercise prices for options granted, the Company has considered the estimated fair value of the common stock as of the measurement date. The estimated fair value of the common stock has been determined at each grant date based upon a variety of factors, including prices paid for the Company’s convertible preferred stock and the rights, preferences, and privileges of the Company’s Preferred Stock and common stock; the Company’s stage of development and status of technological developments within the Company’s research; the illiquid nature of securities in a private company; the prospects of a liquidity event; and the current business climate in the marketplace. Significant changes to the key assumptions underlying the factors used could result in different fair values of common stock at each valuation date. The Company’s common stock valuations were prepared using an option pricing method, or OPM. The OPM treats common stock and preferred stock as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, the common stock has value only if the funds available for distribution to stockholders exceeded the value of the preferred stock liquidation preferences at the time of the liquidity event, such as a strategic sale or a merger. A discount for lack of marketability of the common stock is then applied to arrive at an indication of value for the common stock. There are significant judgments and estimates inherent in the determination of the fair value of the Company’s common stock. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, the prices at which the Company sold shares of preferred securities, the superior likelihood of, achieving a liquidity event, such as an IPO or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.
The Company classifies stock-based compensation expense in its statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.
Income Taxes
Income taxes are recorded in accordance with FASB ASC Topic 740,
Income Taxes
(ASC 740), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. Should the actual amounts differ from these estimates, the amount of the Company’s valuation allowance could be materially impacted. Changes in these estimates may result in significant increases or decreases to the tax provision in a period in which such estimates are changed, which in turn would affect net income or loss.
Income taxes have been accounted for using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance against deferred tax assets is recorded if, based upon the weight of all available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.
Comprehensive Income (Loss)
Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. There was no difference between net loss and comprehensive loss for each of the periods presented in the accompanying financial statements.
Net Loss per Share Attributable to Common Stockholders
Net loss per share attributable to common stockholders is determined using the two-class
method, which is an earnings allocation formula that determines net loss per share for the holders of the Company’s common shares and participating securities. The Company’s preferred stock contains participation rights in any dividend paid by the Company and is deemed to be a participating security. In periods of income, the convertible preferred stock would be considered participating securities because the shares include rights to participate in dividends with the common stock; however, the convertible preferred stock is not considered a participating security in periods of loss as they do not have an obligation to share in the Company’s net losses and are not included in the calculation of net loss per share in the periods in which a net loss is recorded. Net loss attributable to common stockholders is equal to the net loss for the period.
Diluted net loss per share is computed using the more dilutive of (a) the two-class
method or (b) the treasury stock method and
if-converted
method. The Company allocates earnings first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-
average number of common shares included in the computation of diluted net loss gives effect to all potentially dilutive common equivalent shares, including outstanding stock options and preferred stock. Common stock equivalent shares are excluded from the computation of diluted net loss per share if their effect is antidilutive. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is generally the same as basic net loss per share attributable to common stockholders since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Deferred Transaction Costs
The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process
equity financings as deferred transaction costs until such financings are consummated. After consummation of an equity financing, these costs are recorded as a reduction of the proceeds from the transaction, either as a reduction of the carrying value of the preferred stock or in stockholders’ deficit as a reduction of additional paid-in
capital generated as a result of the transaction. Should the in-process
equity financing be abandoned, the deferred transaction costs would be expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive loss. As of December 31, 2023, the Company had capitalized deferred transaction costs of $3.9 million in other noncurrent assets related to the merger with Homology.
Subsequent Event Considerations
The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. The Company has evaluated events occurring after the date of its consolidated balance sheet through March 26, 2024, the date of these consolidated financial statements were available to be issued. See Note 17.
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.
In June 2016, the FASB issued ASU No. 2016-13,
Financial Instruments – Credit Losses (Topic 326) – Measurement of Credit Losses on Financial Instruments,
which has been subsequently amended by ASU No. 2018-19, ASU No. 2019-04, ASU No. 2019-05, ASU No. 2019-10, ASU No. 2019-11 and ASU No. 2020-03 (ASU 2016-13). The provisions of ASU 2016-13 modify the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology and require a consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 was effective for the Company on January 1, 2023. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU No. 2020-06,
Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging Contracts in Entity’s Own Equity (Subtopic 815-40)
(ASU 2020-06), which reduces the number of accounting models for convertible debt instruments and convertible preferred stock as well as amends the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 is effective for the Company on January 1, 2024, with early adoption permitted. The Company early adopted on January 1, 2022. The early adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted
In November 2023, the FASB issued Accounting Standards Update 2023-07,
Segment Reporting (Topic 280: Improvements to Reportable Segment Disclosures (“ASU 2023-07”))
. The amendments in this update improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses. All disclosure requirements of the update are required for entities with a single reportable segment. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and should be applied on a retrospective basis to all periods presented. The Company will adopt this standard as of January 1, 2024. The Company has determined that the effects of adopting the amendments in ASU 2023-07 will only impact its disclosures and not have a material impact on its consolidated financial position and the results of its operations when such amendment is adopted.
On December 14, 2023, the FASB issued ASU No.
2023-09,
 Income Taxes (Topic 740)—Improvements to Income Tax Disclosures
. ASU
No. 2023-09
provides more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and incomes taxes paid information. For public companies, the amendments are effective for annual periods beginning after December 15, 2024 and should be applied prospectively. The Company has determined that the effects of adopting the amendments in ASU
2023-09
will only impact its disclosures and not have a material impact on its consolidated financial position and the results of its operations when such amendment is adopted.